Investment Strategy - Cohen & Steers Future of Energy Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses (collectively, “Energy and Energy-Related Companies”) (as further defined below). The Fund will seek to invest in Energy and Energy-Related Companies that Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector. Equity securities include common stocks, rights or warrants to purchase common stocks, convertible securities, preferred stocks, depositary receipts, private investments in public equity (“PIPEs”), and private placements. The Fund may invest in equity securities of Energy and Energy- Related Companies of any market capitalization. “Energy and Energy-Related Companies” also includes: (i) Securities of companies that own or otherwise engage in activities related to energy in the U.S., such as assets related to exploration, development, mining, production, transmission, infrastructure, processing, refining, storage, gathering, distribution, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, renewable energy, liquefied natural gas (“LNG”), fertilizer, timber or industrial source carbon dioxide; (ii) securities of renewable companies that are owners or operators of “clean” assets, as well as those developing technologies, products, processes and services relating to more efficient or cleaner use, storage, delivery, management, conservation or conversion of natural resources or products derived therefrom or the transition to cleaner and more efficient use of natural resources or products derived therefrom; (iii) Utilities, including gas, water, and electrical utilities; (iv) Energy and Energy-Related Companies that are organized as Master Limited Partnerships (“MLPs”) and limited liability companies that are publicly traded and treated as partnerships or C corporations for U.S. federal income tax purposes. Direct investments in MLPs may take the form of debt or equity, including, without limitation, common units, preferred units, convertible subordinated units, PIPEs, and securities of affiliates of MLPs, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which includes, without limitation, general partner interests, incentive distribution rights, common units and subordinated units); (v) securities of exchange-traded, open-end or closed-end funds that invest primarily in other Energy or Energy-Related Companies or their affiliates; and (vi) Instruments that provide economic exposure to each type of investment listed in items (i) through (v) above, including derivative instruments such as, among others, forward contracts, futures and options thereon, options and swaps. The Fund may also invest up to 50% of its net assets in foreign securities, including those issued by companies in emerging markets. In normal market conditions, the Fund may invest no more than 20% of its net assets (plus borrowings for investment purposes) in investments that are not Energy and Energy-Related Companies. In normal market conditions, the Fund may invest no more than 20% of its net assets (plus borrowings for investment purposes) in debt securities. Debt securities issued by Energy and Energy-Related Companies may include those rated below investment grade (below Baa3 or BBB-) by Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings (“S&P”), or Fitch Ratings (“Fitch”) or an equivalent rating by one nationally recognized statistical rating organization (“NRSRO”) or that are unrated but judged to be below investment grade by the Advisor at the time of purchase. Such securities are commonly known as “high yield bonds” or “junk bonds.” The Fund may invest in debt securities without regard to their maturity or credit rating. The Fund may, but is not required to, use derivative instruments to seek to generate return, facilitate portfolio management and mitigate risks. The Fund’s primary uses of derivative contracts will be to enter into interest rate and currency hedging transactions in order to manage the interest rate and foreign currency risk inherent in the Fund’s investments and to enter into total return swaps to manage credit risk.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses (collectively, “Energy and Energy-Related Companies”) (as further defined below).